CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY [Parenthetical]	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 USD ($)
Shares issued during period, par value					$ 0.20	$ 0.004
Shares issued on July 23, 2007, par value				$ 0.20
Shares issued on July 31, 2007, par value				$ 0.20
Shares issued on November 20, 2007, par value				$ 0.25
Shares issued on December 17, 2007, par value				$ 1.00
Shares issued on March 8, 2010, par value			$ 1.02
Shares issued on April 28, 2010, par value			$ 1.80
Shares issued on April 29, 2010, par value			$ 0.50
Shares issued on October 28, 2010, par value			$ 0.75
Shares issued on October 29, 2010, par value			$ 0.75
Shares issued on November 2, 2010, par value			$ 0.75
Shares issued on November 18, 2010, par value			$ 0.75
Shares issued on December 22, 2010, par value			$ 0.75
Shares issued on January 18, 2011, par value	$ 0.75
Shares issued on January 24, 2011, par value	$ 0.75
Shares issued on January 26, 2011, par value	$ 0.75
Shares issued on January 27, 2011, par value	$ 0.75
Shares issued on February 24, 2011, par value	$ 0.75
Shares issued on March 4, 2011, par value	$ 0.75
Shares issued on March 7, 2011, par value	$ 0.75
Shares issued on March 15, 2011, par value	$ 0.75
Shares issued at Cdn on August 09, 2011, par value		1.00
Shares issued at Cdn on August 17, 2011, par value		1.00
Shares issued at Cdn on September 1, 2011, par value		1.00
Shares issued at Cdn on September 12, 2011, par value		1.00
Shares issued at Cdn on September 16, 2011, par value		1.00
Shares issued at Cdn on September 19, 2011, par value		1.00
Shares issued at Cdn on September 20, 2011, par value		1.00
Shares issued at Cdn on September 26, 2011, par value		1.00
Shares issued at Cdn on September 27, 2011, par value		1.00
Shares issued at Cdn on October 12, 2011, par value		1.00
Shares issued at Cdn on November 2, 2011, par value		1.00